Intangible assets (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Projections discounted on estimated discount rate	11.80%	7.00%
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 1,900	€ 1,900
Product Development Costs [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 1,900	€ 300